Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of comprehensive income

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Income (loss) before income tax expense
Singapore operations	166,966	257,005	202,988
Other operations	121,011	(484,521)	13,132
Total	287,977	(227,516)	216,120

Current income tax (expenses) benefit
Singapore operations	(23,049)	(23,688)	(20,022)
Other operations	(7,615)	2,221	3,955
Total	(30,664)	(21,467)	(16,067)

Deferred income tax benefit (expenses)
Singapore operations	109	(602)	(10,360)
Other operations	11,699	8,584	9,998
Total	11,808	7,982	(362)

Income tax (expenses) benefit
Singapore operations	(22,940)	(24,290)	(30,382)
Other operations	4,084	10,805	13,953
Total	(18,856)	(13,485)	(16,429)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income, group's effective tax rate

	2023	2024

Singapore statutory income tax rate (*)	17.0%	17.0%
% Effect of tax holiday and preferential tax benefit	(7.0)%	16.1%
Effect of different tax rates available to different jurisdictions	(19.5)%	4.0%
Permanent differences (i)	14.9%	(26.6)%
Change in valuation allowance	10.1%	(26.8)%
Effect of Super Deduction available to the Group	(9.0)%	10.4%
Effective income tax rate	6.5%	(5.9)%

*:  As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	For the year ended December 31,
	2025
	Amount	Percent
	US$
Statutory Rate:	36,740	17.0%
Foreign Tax Effects
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Singapore	(35,451)	(16.4)%
Nontaxable or nondeductible items	21,420	9.9%
Others	2,472	1.1%
Cayman
Statutory tax rate difference between Cayman and Singapore	(21,123)	(9.8)%
Nontaxable or nondeductible items	21,420	9.9%
PRC
Statutory tax rate difference between PRC and Singapore	7,729	3.6%
Change in valuation allowance	(7,653)	(3.5)%
Nontaxable or nondeductible items	(6,885)	(3.2)%
Others	(1,335)	(0.6)%
Other jurisdictions	(874)	(0.4)%
Effect of cross-border tax laws	8,388	3.9%
Tax credits	(21,225)	(9.8)%
Change in valuation allowance	5,236	2.4%
Nontaxable or nondeductible items	6,065	2.8%
Other Adjustment	1,505	0.7%
Effective tax expense	16,429	7.6%

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2024	2025
	US$	US$

Deferred tax assets:
Tax loss carried forward	235,362	286,103
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	32,441	34,918
Deferred revenue	1,507	1,430
Impairment of investment	2,922	2,988
Capitalized research and development expenses	15,025	28,051
Others	(85)	—
Valuation allowance (i)	(272,922)	(330,844)
Deferred tax assets, net	14,250	22,646

Deferred tax liabilities:
Related to the fair value changes of investments	12,015	15,179
Related to acquired intangible assets	38,089	31,324
Others	9,214	21,302
Deferred tax liabilities	59,318	67,805
Classification in the consolidated balance sheets:
Deferred tax assets, net	2,563	9,782
Deferred tax liabilities	47,631	54,941
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Summary of valuation allowance

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Balance at beginning of the year	(242,051)	(224,130)	(272,922)
Additions	(31,733)	(60,805)	(98,692)
Reversals	49,654	12,013	40,770
Balance at end of the year	(224,130)	(272,922)	(330,844)